SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE INSTITUTIONAL FUND-
                           SMALL CAP GROWTH PORTFOLIO


The following supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

                  Effective April 30, 2004, the portfolio was closed to new investments, except for the reinvestment of dividends and distributions. The portfolio may reopen to new investments at any time.




Dated: June 8, 2004                                               CSINU-16-0604
                                                                  2004-028